CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 25, 2014	Jun. 26, 2013	Jun. 27, 2012
Revenues [Abstract]
Company sales	$ 2,823,069	$ 2,766,618	$ 2,748,462
Franchise and other revenues	82,383	79,480	72,260
Total revenues	2,905,452	2,846,098	2,820,722
Operating Costs and Expenses:
Cost of sales	758,028	758,377	769,729
Restaurant labor	905,589	892,413	891,910
Restaurant expenses	682,271	655,214	649,830
Company restaurant expenses	2,345,888	2,306,004	2,311,469
Depreciation and amortization	136,081	131,481	125,054
General and administrative	132,094	134,538	143,388
Other gains and charges	49,224	17,300	8,974
Total operating costs and expenses	2,663,287	2,589,323	2,588,885
Operating income	242,165	256,775	231,837
Interest expense	28,091	29,118	26,800
Other, net	(2,214)	(2,658)	(3,772)
Income before provision for income taxes	216,288	230,315	208,809
Provision for income taxes	62,249	66,956	57,577
Net income	154,039	163,359	151,232
Basic net income per share:
Basic net income per share (in dollars per share)	$ 2.33	$ 2.28	$ 1.93
Diluted net income per share:
Diluted net income per share (in dollars per share)	$ 2.26	$ 2.20	$ 1.87
Basic weighted average shares outstanding (in shares)	66,251	71,788	78,559
Diluted weighted average shares outstanding (in shares)	68,152	74,158	80,664
Other Comprehensive Income (Loss)
Foreign Currency Translation Adjustment	(940)	0	0
Other Comprehensive Loss	(940)	0	0
Comprehensive Income	$ 153,099	$ 163,359	$ 151,232
Dividends per share (in dollars per share)	$ 0.96	$ 0.80	$ 0.64